August 11, 2006

Larry Spirgel
Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
MS — 3720
Washington, DC 20540

RE: Telemetrix Inc., Revised Preliminary Proxy Statement Schedule 14-A, Filed June 23, 2006, File No. 0-14724

Dear Mr. Spirgel:

     Telemetrix Inc. (“Telemetrix” or the “Company”) responds to your comment letter of July 11, 2006 (“July 11 letter”), as follows:

General

     1. For each proposal, Telemetrix has provided the disclosure required by Item 5 of Schedule 14-A regarding the interests of certain persons in any matters to be acted upon at the annual meeting. Telemetrix believed that it had appropriately made such disclosures in its revised Preliminary Proxy Statement with Schedule 14-A, filed June 23, 2006. Nonetheless, Telemetrix has now made clear the disclosures required by Item 5 of Schedule 14-A regarding the interests of certain persons in any matter to be acted upon at the annual meeting in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

     2. Telemetrix has disclosed the extent to which approval of one proposal is conditional on the approval of another proposal, and/or how a vote on one proposal impacts another proposal in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. For example, Telemetrix has disclosed what will happen if shareholders approve the increase in authorized shares of common stock but do not approve the Settlement Agreement. The disclosure is made under the “Introduction” section of Telemetrix’s further revised Preliminary Proxy Statement as well as under each proposal.

Shareholder Approval of Proposals

     The disclosure under the “Introduction” section is as follows: Shareholder approval of Proposals Two and Four are not conditioned on any other proposal. Shareholder approval of Proposal One to elect new directors is conditioned upon shareholder approval of the Settlement Agreement and shareholder approval of the Settlement Agreement in Proposal Five. Shareholder approval of Proposal Three to increase the number of shares of authorized common stock is not conditioned on approval of any other proposal, but is very closely related to shareholder approval of the Settlement Agreement in Proposal Five. Thus, if the shareholders approve the increase in the authorized shares of common stock but do not approve the Settlement Agreement, Telemetrix will still be able to use the increased number of authorized shares of common stock for corporate purposes. For example, while Telemetrix has no specific plan at this time to use the newly-authorized shares of common stock, other than to implement the terms of the Settlement Agreement, Telemetrix has developed a business plan in which its objectives are to add new telecommunications services. In this regard, Telemetrix will need additional capital. Accordingly, Telemetrix could either conduct a private placement of securities or a secondary offering of securities utilizing the newly-authorized common stock to accomplish this objective.

Larry Spirgel
August 8, 2006

     Shareholder approval of Proposal Five is conditioned, however, upon shareholder approval of Proposal Three to increase the number of authorized shares of common stock. If the shareholders did not approval the proposal to increase the number of authorized shares of common stock, the Company would be unable to implement the Settlement Agreement, including the election of the directors who were nominated by the Becker Entities and by Nyssen/TowerGate, or convert the loans made to the Company by Becker Capital Management and Nyssen into shares of common stock, as set forth in the Settlement Agreement.

     As a consequence, the Company must continue to carry these loans as current liabilities in its financial statements. Furthermore, the loans were made on demand notes. If either Becker Capital Management or Nyssen made demand for payment of the loans, the Company would be unable to make payment, and unless the Company were able to restructure these loans with an acceptable repayment plan, the Company would have to consider filing bankruptcy. In addition, the Company would be unable to meet its obligations to other shareholders who have made loans to the Company that are convertible with common stock. These loans were also made on demand notes. Unless the Company were able restructure these loans to include an acceptable repayment plan, the Company would be unable to pay them if demand for payment were made, the Company would have to consider filing bankruptcy.

     The Company has made the following disclosure under Proposal One: Proposal One is conditioned upon approval of the Settlement Agreement in Proposal Five. If the shareholders doe not approve Proposal Five, the Company will thereafter ask the shareholders to approve the nomination of directors who may be different from those directors proposed for directorship under Proposal One.

     The following disclosures made under Proposal Two.

This Proposal is not conditioned upon shareholder approval of any of the other proposals presented to shareholders in this Proxy Statement.

     The disclosure in Proposal Three is as follows:

Shareholder approval of Proposal Three to increase the number of shares of authorized common stock is not conditioned upon approval of any other proposal, but is very closely related to shareholder approval of the Settlement Agreement in Proposal Five. Thus, Shareholders approved the increase in the authorized shares of common stock under this Proposal, but do not approve the Settlement Agreement under Proposal Four Telemetrix will still be able to use the increased of number of authorized shares of common stock for corporate purposes. For example, while Telemetrix has no specific plan at this time to use the newly-authorized shares of common stock other than to implement the terms of the Settlement Agreement, Telemetrix has developed a business plan in which its objectives are to add new telecommunications services. In this regard, Telemetrix will need additional capital. Thus, Telemetrix could either conduct a private placement of securities or a secondary offering of securities utilizing the newly-authorized common stock to accomplish this objective.

Larry Spirgel
August 8, 2006

     The disclosure under Proposal Four is as follows:

Shareholder approval of this proposal is not conditioned upon shareholder approval of any of the other proposals presented to shareholders in this Proxy Statement.

     The disclosure under Proposal Five is as follows:

Shareholder approval of Proposal Five is conditioned upon Shareholder approval of Proposal Three to increase the number of authorized shares of common stock. If shareholders do not approve Proposal Three to increase the number of authorized shares of common stock, the Company will be unable to implement the Settlement Agreement, including the election of directors who were nominated by the Becker Entities and by Nyssen/TowerGate, or convert the loans made to the Company by Becker Capital Management and Nyssen into shares of common stock, as set forth in the Settlement Agreement. As a consequence, the Company must continue carrying these loans as current liabilities in its financial statements. Furthermore, the loans Becker Capital Management and Nyssen made to the Company were on-demand notes. If either Becker Capital Management or Nyssen made demand for payment of these loans, the Company would be unable to meet the demand, and unless the Company were able to restructure these loans with a reciprocal payment plan, the Company would have to consider filing bankruptcy. In addition, the Company would be unable to meet its obligations to other shareholders who have made loans to the Company that are convertible into the Company’s common stock. These loans were also made on demand notes. Unless the Company were able to restructure these loans to include an acceptable repayment plan, the Company would be unable to meet the demand, and would have to consider filing bankruptcy.

     The disclosure in Proposal Six is as follows:

Shareholder approval of this Proposal is conditioned upon shareholder approval in the increase in the number of shares of authorized common stock in Proposal Three. If shareholders do not approve this Proposal, the Company will be unable to implement a stock incentive plan for employees.

Telemetrix’s Summary of Common Shares Currently Outstanding…Page 3

     3. Telemetrix has moved this Table from the front part of the Proxy Statement to Proposals Three and Five (the new numbered Proposal to Approve the Settlement Agreement).

     4. Telemetrix has revised the column in this Table entitled “Shares to Be Issued Upon Increase in Capitalization/Recapitalization, to remove the reference to “Recapitalization”. Further, Telemetrix has revised the title of the Table and column headings to make it clear that the information relates to the number of shares that Telemetrix would issue if shareholder approves Proposals Three and Five, and the Company actually issues shares under the Settlement Agreement. In addition, Telemetrix has footnoted the numbers in the third column to briefly describe how each person is receiving shares under the Settlement Agreement. The revised title of the Table is “Summary of Shares of Common Stock to be Issued If Shareholders Approve an Increase in Capitalization and Approve the Settlement Agreement, and the name of the Person or Entity Receiving the Newly Issued Shares”.

     5. Telemetrix only disclosed the natural person with voting and/or investment control for each shareholder listed in the Table. Nyssen LP (“Nyssen”) and TowerGate Finance (“TowerGate”) are not shareholders in Telemetrix as of this time. Accordingly, Telemetrix did not include the name of the natural person with voting and/or investment control for each of these entities. Telemetrix, however, has made such disclosures for Nyssen and TowerGate in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. The disclosure is as follows: Mr. Matthew Hudson has voting and/or investment control over Nyssen. Mr. Piers Linney, Chief Executive Officer, has voting and/or investment control over TowerGate.

Larry Spirgel
August 8, 2006

Security Ownership of Management and Certain Beneficial Owners, Page 5

     6. Telemetrix has conformed its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith to the requirements in Rule 14a-5(d)(1) of Regulation of 14-A, to make the type size of footnotes the same legibility as the body of the document.

     7. Telemetrix has revised the beneficial owner amounts pursuant to Item 403 of Regulation S-B in include Messrs. Linney, Fitzsimmons and Larry L. Becker in the Table.

     8. Telemetrix has provided a descriptive cross-reference to the Table showing the beneficial ownership amounts if the Settlement is approved with respect to each person shown in the Table.

     9. Mr. Tracy is a party to the Settlement Agreement. Mr. Tracy is entitled to receive shares of Telemetrix pursuant to the Settlement Agreement under his Exchange and Conversion Agreement with Telemetrix, dated May 26, 2003, upon shareholder approval of an increase in the number of authorized shares of common stock in the Company, and upon shareholder approval of the Settlement Agreement.

     10. Mrs. Larkowski will not receive shares. Mrs. Larkowski purchased 10,042,500 shares of Telemetrix common stock from Tracy Broadcasting Corporation (“TBC”) under a Stock Purchase Agreement dated December 22, 2005. The transaction was reported by TBC and by Mrs. Larkowski on Schedules 13-G, among others, filed with the SEC on February 22, 2006. Pursuant to this Agreement, Mrs. Larkowski purchased 10,042,500 shares from TBC, which TBC had purchased from the Company pursuant to a Stock Purchase Agreement dated May 26, 2003. At the closing of TBC’s Stock Purchase Agreement with the Company on October 8, 2004, Telemetrix was only able to issue TBC 6,523,496 shares of common stock of the 10,042,500 TBC had purchased, because the Company’s authorized number of shares of common stock was, as it is currently, 25 million shares, and the Company had already issued 18,496,672 shares of common stock. The Company’s issuance of 6,523,496 shares of common stock to TBC at the closing raised the number of issued and outstanding shares to Telemetrix common stock to 24,999,682. Pursuant to Mrs. Larkowski’s agreement with TBC, Mrs. Larkowski also purchased the remaining 3,519,004 shares from TBC, which the Company cannot issue until the shareholders approve an increase in the number of authorized shares of common stock. Accordingly, Mrs. Larkowski is not receiving any shares of common stock pursuant to the Settlement Agreement, but will receive 3,519,004 shares upon shareholder approval of an increase in the Company’s authorized number of shares of common stock under the Company’s original obligation to issue these shares to TBC. Telemetrix has clarified the class of shares held by Mrs. Larkowski as common shares in the tabular disclosure on Page 5 now moved under Proposals Three and Five to state that they are common shares.

Larry Spirgel
August 8, 2006

     11. Telemetrix did not include TowerGate, Nyssen nor Larry L. Becker and affiliates in the Table of five percent (5%) or greater holders because TowerGate and Nyssen are not currently shareholders of Telemetrix, and Larry L. Becker and his affiliates, Becker Capital Management (“BCM”) and BCG Holdings Inc. (“BCG Holdings”) do not hold five percent (5%) or greater percentage shares in the Company.

Proposal One, Page 6

     12. The Settlement Agreement will result in foreign ownership of Telemetrix in excess of twenty-five percent (25%) for the following reasons. Section 310(b)(4) of the Communications Act provides, in pertinent part, as follows:

No broadcast or common carrier or aeronautical and en route or aeronautical fixed radio station license shall be granted to or held by:

*****

(4) any corporation, directly or indirectly, controlled by any other corporation of which more than one-fourth of the capital stock is owned of record or voted by aliens, their representatives or by foreign government or representative thereof, or by any corporation organized under the laws of a foreign country, if the Commission find that the public interest will be served by the refusal or revocation of such license.

     In August 1999, the Federal Communications Commission (“FCC”) approved foreign ownership in Telemetrix in excess of the twenty-five percent (25%) benchmark under Section 310(b)(4), by determining that the public interest would be served by more than fifty-three percent ownership in Telemetrix held by Hartford Holdings Ltd. (“Hartford Holdings’), a Cayman Islands corporation, controlled by William W. Becker, a Canadian citizen.

     Subsequent to the FCC’s August 1999 ruling, Hartford Holdings’ more than fifty-three percent (53%) common stock ownership in Telemetrix was diluted through Telemetrix’s issuance of various amounts of common stock to purchasers pursuant to stock purchases and to shareholders through their conversion of debt into Telemetrix common stock,. As a result of these transactions, the common stock ownership of Mr. Michael Tracy in Telemetrix increased, so that he controlled Telemetrix with 42.47% of his direct ownership of Telemetrix’s common stock, and his indirect ownership through TBC of 17.85% of Telemetrix’s common stock. Telemetrix reported all of these transactions by the filing of appropriate forms with the SEC.

Larry Spirgel
August 8, 2006

     The series of transactions contemplated by the Settlement Agreement would result in Telemetrix issuing 20 million shares of its common stock to TowerGate, a limited partnership organized under the laws of the United Kingdom, 47 millions shares of common stock to Nyssen, a limited partnership organized under the laws of the United Kingdom, and 51,388,342 shares to Becker Capital Management LLC (“BCM”), a Colorado limited liability company, whose sole member is Larry L. Becker, a Canadian citizen. These share issuances will result in 70.76% of foreign ownership when combined with Telemetrix’s current foreign ownership. Thus, with FCC approval, Telemetrix’s foreign ownership will be the following: Ardara Investments Ltd. (“Ardara”), a Cayman Islands corporation –.42%; BCM, a Colorado limited liability corporation – 28.84%; controlled by Larry L. Becker; Christine Becker, a British subject –.03%; William W. Becker, a Canadian citizen –.05%; BCG Holdings, a Delaware corporation whose owners are Canadian citizens –.10%; Hartford Holdings, a Cayman Islands corporation, controlled by William W. Becker – 2.29%; Ionian Investments Ltd. (“Ionian”), a Cayman Islands corporation – .42%; TowerGate, a United Kingdom limited partnership – 11.08%; Vintage Investments Ltd. (“Vintage”), a Cayman Islands corporation controlled by Mrs. Marguerite W. Becker, former wife of William W. Becker, Wyse Investments Ltd. (“Wyse”), a Cayman Islands corporation, over which William W. Becker has voting control –.28%; Nyssen , a limited partnership formed under the laws fo the United Kingdom; 26.03%; and TowerGate, a United Kingdom corporation – 11.08%

     Accordingly, foreign ownership in excess of 25% in Telemetrix will result from an implementation of the Settlement Agreement, and requires FCC approval.

     13. Telemetrix has disclosed the current beneficial ownership of the parties that have the right to appoint directors in the event they hold in excess of a specific ownership amounts. The disclosure is as follows: For purposes of the Settlement Agreement, the Becker Entities are comprised of William W. Becker, Christine Becker, BCM, Ardara, Ionian, Wyse, Vintage, and BCG Holdings. The Becker Entities have beneficial ownership of Telemetrix as of July 31, 2006, as shown in the following Table:

Shareholder	Shares Outstanding as of July 31, 2006	Percent of Ownership as of July 31, 2006
Ardara Investments	750,000	3.00
Becker Capital Management LLC	659,006	2.64
Christine Becker	50,000.20
William W. Becker	87,500.35
BCG Holdings Inc.	174,259.70
Hartford Holdings Ltd.	4,136,263	16.55
Ionian Investments Ltd.	750,000	3.00
Vintage Investments Ltd.	1,725,000	6.90
Wyse Investments Ltd.	500,000	2.00

TOTAL	8,832,028	35.34%

Larry Spirgel
August 8, 2006

     Upon shareholder approval of the Settlement Agreement, Nyssen/Tower Gate will hold a total of 67 million shares of Telemetrix’s common stock, comprised of the following: Nyssen – 47 million shares and TowerGate – 20 million as shown in the following table.

Shareholder	Number of Shares Held After Shareholder Approval of an Increase in Capitalization	Percent of Ownership After Shareholder Approval of an Increase in Capitalization
Nyssen LP	47,000,000	26.03
TowerGate Finance	20,000,000	11.08

TOTAL	67,000,000	37.11

     Upon FCC approval and shareholder approval of foreign ownership of Telemetrix in excess of 25% of the Settlement Agreement, Nyssen’s ownership of 47 million shares will represent 26.03% total ownership in Telemetrix, and TowerGate’s ownership of 20 million shares will represent 11.08% ownership of Telemetrix. Together these entities will hold a total of 37.11% ownership of Telemetrix.

     14. Telemetrix, in disclosing which officers, directors and other shareholders have agreed to vote in favor of the proposal, has disclosed the total percentage of outstanding shares held by those individuals and whether, as a result, approval is assured for each proposal in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith

     The disclosure is as follows:

The following officers, directors, and other shareholders of Telemetrix who have agreed to vote in favor of Proposal One hold the following percentage of ownership in the Company:

Proposal One
Election Of Directors

Name of Stockholder	Title	Percentage of Outstanding Shares
William W. Becker	Chairman of Board, Acting Chief	.350
	Executive Officer
Christine Becker	—	.200
Gary R. Brown	Secretary/Treasurer, Director	.000
Becker Capital Management LLC	—	2.64
Hartford Holdings Ltd.	—	16.55
Wyse Investments Ltd.	—	02.00
Ionian Investments Ltd.	—	03.00
Vintage Investments Ltd.	—	06.90
Ardara Investments Ltd.	—	03.00
BCG Holdings Inc.	—	00.70
Michael L. Glaser	—	05.73

Total		41.07

Larry Spirgel
August 8, 2006

     Based on the percentage of ownership of the officers, directors and shareholders who have agreed to vote in favor of Proposal One, shareholder approval of Proposal One is not assured. Under Delaware law, a vote in favor of Proposal One by 50.1% of the issued and outstanding shares of Telemetrix common stock eligible to vote is required to approve this Proposal.

     The foregoing disclosure is also made in Proposals Two, Three, Four, and Six as modified to identify each specific Proposal.

Proposal Two
Ratification of Independent Accountants

     Telemetrix, when disclosing which officers, directors and other shareholders have agreed to vote in favor of this proposal, has disclosed the total percentage of outstanding shares held by those individuals and whether, as a result, approval is assured.

     Telemetrix has made substantially the same disclosure for Proposal Two as it made under Proposal One in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

Proposal Three
Increase in the Company’s Number of Authorized Shares of Common Stock

     Telemetrix, when disclosing which officers, directors and other shareholders have agreed to vote in favor of this proposal, has disclosed the total percentage of outstanding shares held by those individuals and whether, as a result, approval is assured.

     Telemetrix has made substantially the same disclosure for Proposal Three as it made under Proposal One in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

Proposal Four
Increase in the Number of Authorized Shares of Preferred Stock

     Telemetrix has made substantially the same disclosure for Proposal Four as it made under Proposal One in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

Proposal Five
Approval of Settlement Agreement Dated as of November 30, 2004

     No officers, directors or other shareholders have agreed to vote in favor of Proposal Four. Accordingly, shareholder approval of Proposal Four is not assured.

Larry Spirgel
August 8, 2006

Proposal Six
Approval of Employee Stock Option Plan

     Telemetrix, when disclosing which officers, directors and other shareholders have agreed to vote in favor of this proposal, has disclosed the total percentage of outstanding shares held by those individuals and whether, as a result, approval is assured.

     Telemetrix has made substantially the same disclosure under Proposal Six as it made under Proposal One in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

Information as to Directors Nominees, Page 7

     15. Telemetrix has clearly disclosed who is a current director seeking reelection and who is a nominee for director further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. The disclosure is as follows:

Mr. William W. Becker and Mr. Gary R. Brown are current directors seeking reelection. Messrs. Larry L. Becker, Piers Linney, and Christopher Fitzsimmons are nominees seeking election as directors of Telemetrix for the first time.

Board of Directors, Committees, and Attendance at Meetings, Page 8

     16. Telemetrix has included the disclosure made in its response dated June 15, 2006, to your comment letter dated March 28, 2006, by incorporating the disclosure in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

Proposal Three, Page 10

     17. Telemetrix has made it clear that it is submitting two separate proposals to shareholders in Proposal Three, Recapitalization of the Company. Thus, Telemetrix has disclosed the two proposals as follows: (Proposal Three) – an increase in the number of authorized shares of common stock; and (newly labeled Proposal Four) – an increase in the number of authorized shares of preferred stock. Telemetrix has revised its disclosure to presents these matters as separately numbered in separately discussed proposals in its further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

     18. The reference to the Exchange and Conversion Agreements (“Exchange Agreements”) in the first sentence of the section of the Proxy Statement under Proposal Three is based on the following facts. During May 2003, the Company, through corporate resolution, agreed to convert the existing corporate indebtedness of major shareholders and investors in the Company into equity by an exchange of common shares and notes, plus accrued interest aggregating $4,107,297 for common shares and newly issued Series D preferred shares. At that time, the Company did not have enough authorized shares of common stock to convert the notes into common shares and, therefore, the agreements included the issuance of a combination of common shares and preferred shares. The Company’s Board of Directors designated 250,000 preferred shares as Series D preferred shares to meet its obligations under the Exchange Agreements. The Series D preferred shares are convertible into the Company’s common stock at the rate of one preferred share for 200 common shares. In 2004, the parties to the Exchange Agreements who had previously agreed to accept preferred shares agreed to accept common shares in lieu of the preferred shares once the Company increased the number of its authorized common shares.

Larry Spirgel
August 8, 2006

     The three shareholders who agreed to convert their debt into preferred shares are Michael J. Tracy, Michael L. Glaser, and Becker Capital Management. Under Mr. Tracy’s Exchange Agreement, he agreed to convert promissory notes totalling $2,387,951 for loans made to the Company, 4,140,000 shares of common stock he received from the Company upon its reorganization in 1999, and 3,726,569 shares of common stock due him for unpaid salary into 3,584,151 shares of common stock, and 101,551 shares of Series D preferred stock convertible into common stock for 20,310,200 shares of common stock, or for a total of 23,894,351 shares of common stock.

     Under Mr. Glaser’s Exchange Agreement, he agreed to convert promissory notes totalling $803,880 for loans made to the Company and 550,000 shares of common stock he received from the Company upon its reorganization in 1999, for 886,380 shares of common stock, and 25,114 shares of Series D preferred stock convertible into 5,022,800 shares of common stock, for a total of 5,909,202 shares of common stock.

     Under Becker Capital Management’s Exchange Agreement with the Company, it agreed to convert its promissory notes totalling $632,000.02 into 632,002 shares of common stock and 17,906 shares of Series D preferred stock, convertible into the Company’s common stock for 3,581,200 shares of common stock for a total 4,213,245 shares of common stock.

     19. Telemetrix has made the following disclosure in its response to Comment 11 in your letter of March 28, 2006, in the Proxy under Proposal Three.

The Company does not deem the lawsuit initiated by Mr. Tracy against the Company to constitute events or purposes for which the Company intends to issue additional shares as a result of the increase in authorized capital, other than the common shares shown in the Table captioned “Summary of Shares of Common Stock to be Issued if Shareholders Approve an Increase in Capitalization and Approve the Settlement Agreement, and the Person or Entity Receiving the Newly-Issued Shares” set forth under Proposals Three and Five.

With respect to the borrowed additional amounts, the Company does not deem the event of borrowing additional amounts to constitute events for purposes for which the Company intends to issue additional shares as a result of the increase in unauthorized capital. Telemetrix borrowed the additional amounts on promissory notes bearing interest at 15% which are not convertible into Telemetrix common stock.

Larry Spirgel
August 8, 2006

     20. Telemetrix has included a discussion of the 5,909,000 shares of common stock to be issued to Michael L. Glaser in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. The discussion is set forth in the response to Question 18.

     21. Telemetrix has revised the references to this section of the Proxy Statement entitled ‘Voting Rights’ in the first paragraph and the Table referred to earlier in this response to eliminate confusion in the third paragraph of Proposal Three in the further revised Preliminary Proxy Statement in Schedule 14-A filed simultaneously herewith.

     The revisions make clear that the Table referred to in the first paragraph under Proposal Three is set forth under Proposals Three and Five of the Proxy Statement, and not under the section of the Proxy entitled “Voting Rights – Record Date”. Furthermore, Telemetrix has made clear that the Table referred to in the second paragraph under this Proposal specifically refers to the Table shown under Proposals Three and Five.

Proposed Anti-Takeover Effects….Page 10

     22. Telemetrix has revised this section under Proposals Three and new Proposal Four for the authorized number of preferred shares to state that no Series D preferred shares are outstanding, and to disclose that 250,000 shares of preferred stock have been designated as Series D preferred shares.

Proposal Five, Page 11 (formerly Proposal Four)

     23. Telemetrix has included the disclosure made in response to Comment 17 to your letter of March 28, 2006, in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

     24. Telemetrix has revised the Preliminary Proxy Statement to include the disclosure made in response to Comment 20 of your letter of March 28, 2006, in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

     25. Telemetrix has included the disclosure made in its response to Comment 22 to your letter of March 28, 2006, in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. The FCC approved Telemetrix’s application on August 7, 2006.

Larry Spirgel
August 8, 2006

     The updated disclosure is as follows:

Telemetrix has supplied all information requested by the FCC in connection with its application for a transfer of control. The application currently is pending before the FCC, but has appeared on the FCC’s Public Notice as of May 12, 2006, as accepted for filing. Under the Communications Act, the FCC cannot act on the application until thirty (30) days after the application appears in Public Notice. The Company recently inquired about the status of the application at the FCC, and was advised that the FCC is continuing to review the application. The FCC approved Telemetrix’s application on August 7, 2006.

     26. Telemetrix has included this disclosure in response to Comment 24 of your letter of March 28, 2006, in the further revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

     27. Telemetrix has removed the statements in the revised Preliminary Proxy Statement that reflect Messrs. Becker and Brown’s “personal” belief that the Settlement Agreement is fair to all shareholders and in the best interest of the Company. Furthermore, Telemetrix has disclosed that Messrs. Becker and Brown are not making any recommendation on whether to vote for approval of the Settlement Agreement. The disclosure is as follows:

Messrs. William W. Becker and Gary R. Brown, sole directors of Telemetrix, are not making any recommendations to shareholders on whether to vote for approval of the Settlement Agreement under Proposal Five.

INFORMATIONAL
Executive Compensation

     28. Telemetrix has provided a tabular disclosure required by Item 4(2)(c)(d) and (e) of Regulation S-B as requested in your prior Comment 33 in your letter of March 28, 2006. The revised tabular disclosure is as follows:

Aggregate Options/SAR Exercises in Last Fiscal Year and FY-End Options/SAR Values

(a)	(b)	(c)	(d)	(e)
	Shares Acquired on Exercise (#)	Value Realized ($)	Number of Securities Underlying Unexercised Options/SARs at FY-End (#) Exercisable/ Unexercisable	Value of Unexercised In-the-Money Options/SARs at FY-End ($) Exercisable/ Unexercisable
William W. Becker, Acting CEO	—	—	150,000	—
Michael J. Tracy, Former CEO	—	—	150,000	—
Michael L. Glaser	—	—	150,000	—

Larry Spirgel
August 8, 2006

Long-Term Incentive Plans – Awards in Last Fiscal Year

Estimated Future Payouts Under Non-Stock Priced-Based Plans
(a)	(b)	(c)	(d)	(e)	(f)
	Number of Shares, Units or Other Rights (#)	Performance or Other Period Until Maturation or Payout	Threshold ($ or #)	Target ($ or #)	Maximum ($ or #)
William W. Becker, Acting CEO	—	—	—	—	—
Gary R. Brown, Secretary/Treasurer	—	—	—	—	—

Option/SAR Grants in Last Fiscal Year
Individual Grants

(a)	(b)	(c)	(d)
Name	Number of Securities Underlying Options SARs Granted (#)	% of Total Options/SARSs Granted to Employees in Fiscal Year	Exercise or Base Price ($/Sh)	Expiration Date
William W. Becker, Acting	—	—	—	—
Chief Executive Officer
Gary R. Brown,	—	—	—	—
Secretary/Treasurer

     We trust the foregoing is responsive to your comment letter of July 11, 2006.

Very truly yours, /s/ William W. Becker William W. Becker, Chairman and Acting CEO

MLG/dsg

cc:      William Bennett, Esq., Staff Attorney
          Kathleen Krebs, Esq., Special Counsel